TYPE:	13F-HR
PERIOD	09/30/2005
FILER
   CIK	0000860862
   CCC	iz#hzso5
SUBMISSION - CONTACT
   NAME	A. CIAPPINA, ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Train, Babcock Advisors LLC
Address: 	667 MADISON AVENUE
		NEW YORK, NY  10021

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANTONINO CIAPPINA, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]



                    		Form 13 F Information Table

OLUMN 1   COLUMN 2   COLUMN 3 COLUMN 4   COLUMN 5         COLUMN 6  COLUMN 7   COLUMN 8

  NAME      TITLE      CUSIP    VALUE    SHRS OR-SH/-PUT/  INVESTMEMT  OTHER      VOTING
OF ISSUER  OF CLASS	                 PRN AMT-PRN-CALL  DISCRETION  MAN.    AUTHORITY
								             SOLE/SHARED
						                                or NONE
----------------------------------------------------------------------------------------


3M Co.	     COMMON 88579Y101  1,181,096.00  16,100.00	     SOLE             16,100.00 SOLE

ABBOTT 	     COMMON 002824100  1,149,888.00  27,120.00	     SOLE 	      27,120.00	SOLE
    LABORATORIES

AETNA INC.   COMMON 00817Y108 29,234,624.00 339,385.00	     SOLE	     317,585.00	SOLE
									      21,800.00 NONE

ALCOA INC.   COMMON 013817101	 207,570.00   8,500.00	     SOLE	       8,500.00	SOLE

ALTRIA 	     COMMON 02209S103	 703,931.00   9,550.00	     SOLE	       9,550.00	SOLE
    GROUP, INC.

AMERICAN     COMMON 026874107  1,867,227.00  30,136.00	     SOLE             28,137.00 SOLE
    INTERNATIONAL GRO                                                          1,999.00 NONE

ANHEUSER     COMMON 035229103	 215,200.00   5,000.00	     SOLE	       5,000.00	SOLE
    BUSCH COS INC

APPLE	      OTC   037833100	 643,320.00  12,000.00	     SOLE	      12,000.00	SOLE
    COMPUTER INC

ARCHSTONE-   COMMON 039583109	 851,384.00  21,354.00	     SOLE	      19,854.00	SOLE
    SMITH TRUST								       1,500.00	NONE

AUTOMATIC    COMMON 053015103	 247,480.00   5,750.00	     SOLE	       5,750.00	SOLE
    DATA PROCESSING

AVERY 	     COMMON 053611109	 269,809.00   5,150.00	     SOLE	       5,150.00	SOLE
    DENNISON CORP

BAKER 	     COMMON 057224107	 300,847.00   5,041.00	     SOLE              5,041.00	SOLE
    HUGHES INC

BANK OF      COMMON 060505104	 476,067.00  11,308.00	     SOLE	      11,308.00	SOLE
    AMERICA CORPORATION

BERKSHIRE    COMMON 084670108  2,542,000.00	 31.00	     SOLE	           8.00 SOLE
    HATHAWAY INC-CL								  23.00	NONE

BERKSHIRE    COMMON 084670207  1,032,318.00 	378.00	     SOLE 		 360.00	SOLE
    HATHAWAY INC-CL                                                               18.00	NONE

BIOMET INC   OTC    090613100 13,213,056.00 380,670.00       SOLE            358,920.00 SOLE
                                                                              21,750.00 NONE

BOSTON 	     COMMON 101137107    703,671.00  30,110.00	     SOLE	      26,410.00	SOLE
    SCIENTIFIC CORP.       						       3,700.00	NONE

BP PLC 	     COMMON 055622104  4,377,326.00  61,783.00	     SOLE             60,183.00 SOLE
    SPONS ADR								       1,600.00	NONE

BRISTOL      COMMON 110122108	 648,609.00  26,958.00	     SOLE   	      26,958.00	SOLE
    -MYERS SQUIBB CO

CADBURY      COMMON 127209302	 949,009.00  23,300.00	     SOLE	      23,300.00	SOLE
    SCHWEPPES PLC ADR

CAPITAL      COMMON 14040H105	 320,068.00   4,025.00	     SOLE	       4,025.00	SOLE
    ONE FINL CORP

CAREMARK     COMMON 141705103 22,038,603.00 441,390.00	     SOLE	     415,290.00	SOLE
    RX INC                                                                    26,100.00 NONE

CHEVRON      COMMON 166764100  1,235,760.00  19,091.00	     SOLE	      19,091.00	SOLE
    CORPORATION

CISCO 	      OTC   17275R102	 461,440.00  25,750.00	     SOLE 	      23,700.00	SOLE
    SYSTEMS INC.							       2,050.00 NONE

CITIGROUP,   COMMON 172967101 23,636,852.00 519,263.00	     SOLE	     489,763.00	SOLE
    INC.                                                                      29,500.00 NONE

COACH INC    COMMON 189754104    953,344.00  30,400.00	     SOLE             28,000.00	SOLE
									       2,400.00	NONE

COCA COLA CO COMMON 191216100    863,800.00  20,000.00	     SOLE	      17,300.00 SOLE
									       2,700.00	NONE

COLGATE      COMMON 194162103	 318,060.00   6,025.00	     SOLE	       6,025.00	SOLE
    PALMOLIVE CO

COMCAST       OTC   20030N200	 820,230.00  28,500.00	     SOLE	      28,500.00	SOLE
    CORP CL A SPL

COMPUTER     COMMON 204912109	 278,100.00  10,000.00	     SOLE	      10,000.00	SOLE
    ASSOC INTL INC

COMPUTER     COMMON 205363104	 224,439.00   4,744.00	     SOLE 	       4,744.00	SOLE
    SCIENCES CORP

DELL INC     COMMON 24702R101    793,337.00  23,197.00	     SOLE	      22,697.00	SOLE
                                                                                 500.00 NONE

DOLLAR TREE  COMMON 256747106	 439,495.00  20,300.00	     SOLE             20,300.00	SOLE
    STORES INC

DOVER CORP   COMMON 260003108	 226,385.00   5,550.00	     SOLE              5,550.00	SOLE

DUQUESNE     PREFER 266228832	 259,700.00  10,000.00	     SOLE 	      10,000.00	SOLE
    LIGHT COMPANY

E.I. du PONT COMMON 263534109    246,458.00   6,292.00	     SOLE              6,292.00	SOLE
    de NEMOURS &

EDUCATION    COMMON 28139T101	 386,880.00  12,000.00	     SOLE             12,000.00	SOLE
    MANAGEMENT CORPO

EMC          COMMON 268648102	 456,782.00  35,300.00	     SOLE	      33,300.00	SOLE
    CORP/MASS								       2,000.00 NONE

EMERSON      COMMON 291011104	 272,840.00   3,800.00	     SOLE	       3,800.00	SOLE
    ELEC CO

EXXON 	     COMMON 30231G102 11,758,141.00 185,051.00	     SOLE	     182,051.00	SOLE
    MOBIL CORPORATION							       3,000.00	NONE

FIRST DATA   COMMON 319963104 28,843,160.00 721,079.00	     SOLE 	     688,979.00	SOLE
    CORP								      32,100.00 NONE

FLEET 	     PREFER 33889Y201	 364,075.00  14,645.00	     SOLE 	      14,645.00	SOLE
    CAPITAL TRUST IX

FPL 	     COMMON 302571104    268,274.00   5,636.00	     SOLE	       5,636.00 SOLE
    GROUP INC

GANNETT      COMMON 364730101	 354,475.00   5,150.00	     SOLE 	       5,150.00	SOLE
    INC DEL

GENERAL      COMMON 369604103  6,267,940.00 186,158.00	     SOLE   	     178,318.00	SOLE
    ELECTRIC CO							               7,840.00	NONE

GILLETTE CO  COMMON 375766102	 233,091.00   4,005.00	     SOLE  	       4,005.00	SOLE

GRAHAM-FIELD COMMON 384632105	       1.00  10,500.00	     SOLE	      10,500.00	SOLE
    HEALTH PRODUC

HARTE-HANKS, COMMON 416196103 19,583,388.00 740,953.00	     SOLE	     702,853.00	SOLE
    INC.								      38,100.00 NONE

HSBC         COMMON 404280406	 208,599.00   2,568.00	     SOLE              2,568.00	SOLE
    HOLDINGS PLC - ADS

HUBBELL      COMMON 443510201	 238,827.00   5,089.00	     SOLE              5,089.00	SOLE
    HARVEY INC CLASS B

ING GROEP NV COMMON 456837103 	 256,998.00   8,627.00	     SOLE	       8,627.00	SOLE

INTEL CORP    OTC   458140100  1,146,225.00  46,500.00	     SOLE  	      44,500.00	SOLE
									       2,000.00 NONE

INTERNATIONAL COMMON 459200101 1,613,385.00  20,112.00	     SOLE	      20,112.00	SOLE
    BUSINESS MAC

JOHNSON      COMMON 478160104  5,634,578.00  89,042.00	     SOLE 	      82,842.00	SOLE
    & JOHNSON								       6,200.00	NONE

JPMORGAN     COMMON 46625H100    982,274.00  28,950.00	     SOLE	      28,950.00	SOLE
    CHASE & COMPANY

KOHLS CORP   COMMON 500255104	 218,283.00   4,350.00       SOLE 	       4,050.00 SOLE
										 300.00	NONE

KONINKLIJKE  COMMON 500472303	 279,740.00  10,485.00	     SOLE	      10,485.00	SOLE
    PHILIPS ELEC.

LAUREATE     COMMON 518613104 19,261,615.00 393,335.00	     SOLE	     372,960.00 SOLE
    EDUCATION INC.							      20,375.00 NONE

MBNA CORP    COMMON 55262L100 15,246,172.00 618,757.00	     SOLE	     594,207.00	SOLE
									      24,550.00 NONE

MCGRAW HILL  COMMON 580645109	 749,424.00  15,600.00	     SOLE	      15,600.00	SOLE
    INC

MEDTRONIC    COMMON 585055106  2,372,685.00  44,250.00	     SOLE	      42,050.00	SOLE
    INC									       2,200.00 NONE

MERCK & CO   COMMON 589331107  1,636,382.00  60,139.00	     SOLE 	      60,139.00	SOLE
    INC

MICROSOFT     OTC   594918104  2,408,302.00  93,599.00	     SOLE 	      91,959.00	SOLE
    CORP								       1,640.00 NONE

MOHAWK 	     COMMON 608190104 23,613,161.00 294,245.00	     SOLE            276,845.00	SOLE
    INDUSTRIES INC							      17,400.00 NONE

PEPSICO INC  COMMON 713448108    218,334.00   3,850.00	     SOLE              3,850.00	SOLE

PFIZER INC   COMMON 717081103  4,965,035.00 198,840.00	     SOLE            191,014.00	SOLE
									       7,826.00 NONE

PPG INDS INC COMMON 693506107	 355,140.00   6,000.00	     SOLE 	       6,000.00	SOLE

PROCTER      COMMON 742718109  1,935,185.00  32,546.00	     SOLE    	      32,546.00	SOLE
    & GAMBLE COMPANY

PROLOGIS     COMMON 743410102  1,355,664.00  30,595.00	     SOLE	      30,595.00	SOLE

QUEST 	     COMMON 74834L100 12,171,548.00 240,830.00	     SOLE	     227,880.00	SOLE
    DIAGNOSTICS INC							      12,950.00 NONE

REALTY 	     COMMON 756109104    516,217.00  21,590.00	     SOLE 	      21,590.00	SOLE
    INCOME CORPORATION

ROYAL DUTCH  COMMON 780259206  3,889,695.00  59,258.00	     SOLE	      59,258.00	SOLE
    SHELL PLC

S&P 	     COMMON 78462F103	 505,079.00   4,105.00	     SOLE	       4,105.00	SOLE
    DEPOSITORY RECEIPTS

SARA LEE     COMMON 803111103	 333,899.00  17,620.00	     SOLE 	      17,620.00	SOLE
    CORP

SBC          COMMON 78387G103    291,931.00  12,179.00	     SOLE             12,179.00	SOLE
    COMMUNICATIONS, INC.

SCHERING     COMMON 806605101	 319,476.00  15,177.00	     SOLE 	      15,177.00	SOLE
    PLOUGH CORP

SCHLUMBERGER COMMON 806857108	 653,945.00   7,750.00	     SOLE	       7,750.00 SOLE
    LTD

SCHWAB 	     COMMON 808513105	 150,130.00  10,404.00	     SOLE 	      10,404.00 SOLE
    (CHARLES) CORP.

SIONIX 	      OTC   829400100	   5,000.00 200,000.00	     SOLE	     200,000.00 SOLE
    CORPORATION

SOLECTRON    COMMON 834182107	 136,068.00  34,800.00	     SOLE	      26,800.00 SOLE
    CORP								       8,000.00 NONE

ST PAUL      COMMON 792860108	 296,008.00   6,597.00	     SOLE 	       6,524.00 SOLE
    TRAVELERS COMPANIE								  73.00 NONE

STATE 	     COMMON 857477103 38,764,502.00 792,406.00	     SOLE	     756,106.00 SOLE
    STREET CORP    							      36,300.00 NONE

SUNCOR ENERGY COMMON 867229106 1,210,600.00  20,000.00	     SOLE             20,000.00 SOLE

SYSCO 	     COMMON 871829107    322,013.00  10,265.00	     SOLE	      10,265.00 SOLE
    CORPORATION

TANDY 	      OTC   875378101	 124,243.00  10,757.00	     SOLE             10,757.00 SOLE
    BRANDS ACCESSORIES I

TARGET CORP  COMMON 87612E106	 272,633.00   5,250.00	     SOLE	       5,250.00 SOLE

THE HERSHEY  COMMON 427866108	 444,849.00   7,900.00 	     SOLE  	       7,900.00 SOLE
    COMPANY

THE HOME     COMMON 437076102	 715,698.00  18,765.00	     SOLE	      10,340.00 SOLE
    DEPOT INC.								       8,425.00 NONE

THE J.M.     COMMON 832696405  9,758,239.00 201,035.00       SOLE	     190,100.00 SOLE
    SMUCKER COMPANY							      10,935.00 NONE

THE RYLAND  COMMON 783764103 285,086,193.00 366,650.00	     SOLE 	     346,480.00 SOLE
    GROUP INC.								      20,170.00 NONE

THE WALT     COMMON 254687106  2,836,988.00 117,571.00	     SOLE	     110,671.00 SOLE
    DISNEY COMPANY							       6,900.00 NONE

TIFFANY & CO COMMON 886547108 18,765,673.00 471,855.00	     SOLE 	     446,355.00 SOLE
									      25,500.00 NONE

UNILEVER N V COMMON 904784709	 428,700.00   6,000.00	     SOLE	       6,000.00 SOLE

VERIZON      COMMON 92343V104	 396,497.00  12,129.00	     SOLE	      11,429.00 SOLE
    COMMUNICATIONS INC								 700.00 NONE

WACHOVIA CORP COMMON 929903102	 338,793.00   7,119.00	     SOLE 	       7,119.00 SOLE

WALGREEN     COMMON 931422109	 721,791.00  16,612.00	     SOLE	      16,612.00 SOLE
    COMPANY

WAL-MART     COMMON 931142103	 941,254.00  21,480.00	     SOLE 	      19,480.00 SOLE
    STORES INC							               2,000.00	NONE

WASHINGTON   COMMON 939653101	 395,875.00  12,725.00	     SOLE	      12,725.00 SOLE
    REAL ESTATE INV

WILLIS 	     COMMON G96655108 13,442,525.00 357,990.00	     SOLE	     339,790.00 SOLE
    GROUP HOLDINGS LTD							      18,200.00 NONE

WRIGLEY      COMMON 982526105	 575,040.00   8,000.00	     SOLE 	       8,000.00 SOLE
    WM JR CO

WYETH	     COMMON 983024100	 735,693.00  15,900.00	     SOLE	      14,900.00 SOLE
									       1,000.00 NONE

ZIMMER 	     COMMON 98956P102	 234,708.00   3,407.00	     SOLE	       3,407.00 SOLE
    HOLDINGS, INC.



    totalS      102          403,197,061.00  9,240,033.00




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